Derivatives and Hedging Activities - Cumulative Basis Adjustments on Fair Value Hedges (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Securities available for sale	$ 39,596,000,000	$ 37,707,000,000
Long-term debt | Interest rate
Derivatives, Fair Value [Line Items]
Carrying amount of hedged item	8,504,000,000	10,249,000,000
Securities available for sale | Interest rate
Derivatives, Fair Value [Line Items]
Carrying amount of hedged item	12,843,000,000	12,097,000,000
Securities available for sale	7,000,000,000	5,000,000,000
Hedged layer amount	5,000,000,000	4,000,000,000
Hedged asset portfolio layer method cumulative basis adjustments	(35,000,000)	41,000,000
Designated as Hedging Instrument | Long-term debt | Interest rate
Derivatives, Fair Value [Line Items]
Hedge accounting basis adjustment - active hedges	(199,000,000)	(490,000,000)
Designated as Hedging Instrument | Securities available for sale | Interest rate
Derivatives, Fair Value [Line Items]
Hedge accounting basis adjustment - active hedges	(100,000,000)	5,000,000
Hedged asset portfolio layer method cumulative basis adjustments	(50,000,000)	24,000,000
Not Designated as Hedging Instrument | Long-term debt | Interest rate
Derivatives, Fair Value [Line Items]
Hedge accounting basis adjustment - active hedges	(3,000,000)	(4,000,000)
Not Designated as Hedging Instrument | Securities available for sale | Interest rate
Derivatives, Fair Value [Line Items]
Hedge accounting basis adjustment - active hedges	14,000,000	17,000,000
Hedged asset portfolio layer method cumulative basis adjustments	$ 14,000,000	$ 0